Annual Total Returns (Vanguard Financials Index Fund - ETF Shares ETF) (Vanguard Financials Index Fund, Vanguard Financials Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Annual Total Return
2013	33.00%
2012	26.26%
2011	(14.35%)
2010	14.74%
2009	14.81%
2008	(49.09%)
2007	(17.42%)
2006	19.25%
2005	6.07%